Finance Receivables And Loans, Net (Allowance For Credit Losses On Financing Receivables) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended								3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Consumer Loans Auto Financing Receivable [Member]	Dec. 31, 2012 Consumer Loans Auto Financing Receivable [Member]	Dec. 31, 2013 Residential Mortgage [Member]	Dec. 31, 2012 Residential Mortgage [Member]	Dec. 31, 2013 Commercial Loan [Member]	Dec. 31, 2012 Commercial Loan [Member]	Sep. 30, 2012 Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Beginning Balance	$ 1,170	$ 1,503	$ 575	$ 766	$ 452	$ 516	$ 143	$ 221
Allowance for Loan and Lease Losses, Write-offs	(737)	(776)	(639)	(616)	(93)	(149)	(5)	(11)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	265	302	237	247	18	11	10	44
Allowance for Loan and Lease Losses Write-offs, Net	(472)	(474)	(402)	(369)	(75)	(138)	5	33
Provision for Loan and Lease Losses	501	329	490	257	13	86	(2)	(14)
Allowance for Loan and Lease Losses, Adjustments, Net	9	(188)	10	(79)	(1)	(12)	0	(97)	65
Loans and Leases Receivable, Allowance, Ending Balance	1,208	1,170	673	575	389	452	146	143
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	248	228	23	16	199	186	26	26
Allowance for loan losses, Collectively evaluated for impairment	960	939	650	556	190	266	120	117
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	3	0	3	0	0	0	0
Finance receivables and loans, net	100,328	99,055	56,417	53,715	8,443	9,821	35,467	35,519
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	100,327
Financing Receivable, Individually Evaluated for Impairment	1,404	2,671	281	260	919	873	204	1,538
Financing receivable, Collectively evaluated for impairment	98,915	96,354	56,128	53,425	7,524	8,948	35,263	33,981
Financing receivable, Loans acquired with deteriorated credit quality	$ 8	$ 30	$ 8	$ 30	$ 0	$ 0	$ 0	$ 0